FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Sep. 30, 2012
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT
Summary of available-for-sale securities

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands)
Equity Securities:
September 30, 2012	$129,183	$304,396	$—	$433,579
September 30, 2011	$129,183	$203,486	$—	$332,669

Summary of assets measured at fair value on a recurring basis

	Total Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Assets:
Cash and cash equivalents	$96,095	$96,095	$—	$—
Investments	433,579	433,579	—	—
Other current assets	36,608	36,358	250	—
Other assets	2,000	2,000	—	—

Total assets measured at fair value	$568,282	$568,032	$250	$—

Summary of supplemental fair value information about long-term fixed-rate debt

	September 30,
	2012	2011
	(in thousands)
Carrying value of long-term fixed-rate debt	$235.0	$350.0
Fair value of long-term fixed-rate debt	$252.7	$376.9